Visio 2022-1 Trust ABS-15G

Exhibit 99.5

Data Compare (Non-Ignored)
Run Date - 6/9/2022 6:01:12 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment